Key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2024
Key sources of estimation and uncertainty [Abstract]
Key sources of estimation and uncertainty
3. Key sources of estimation and uncertainty
Significant accounting judgements and estimates
The preparation of the Lifezone’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures including the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.
3.1 Significant accounting judgements
3.1.1 Business Combination due to Ownership Change (Flip-Up of Ownership)
Lifezone Holdings was formed as a holding company for LZL and acquired 100% of the equity interest (including outstanding options and restricted stock units) in LZL on June 24, 2022, in consideration for issuing shares of Lifezone Holdings on a 1:1 basis to LZL shareholders at the time (following a 1:200 split of shares of LZL) (the “Lifezone Holdings Transaction”). Also, on June 24, 2022 (just prior to the Lifezone Holdings Transaction), the shareholders of KNL, other than LZL and BHP, exchanged their shares of KNL for shares of Lifezone Holdings on a 1:1 basis (the “Flip-Up”). The KNL options were also exchanged for options in Lifezone Holdings on a 1:1 basis as part of the Flip-Up.
As result of the Flip-Up, which was accounted for as a business combination under common control, LZL and KNL (together with its subsidiaries) are together viewed as the predecessors to Lifezone Holdings and its consolidated subsidiaries. As a result, the consolidated financial statements of Lifezone Holdings recognize the assets and liabilities received in the Lifezone Holdings Transaction and the Flip-Up at their historical carrying amounts, as reflected in the historical financial statements of LZL and KNL (together with its subsidiaries).
Management could either use the acquisition or predecessor value method to account for the business combination. In order to determine which method suits the business combination best, management considered the following facts in making the determination:
•ownership remains unchanged throughout the Flip-Up;
•no cash exchanged hands in the Lifezone Holdings Transaction;
•the management of the combining entities is typically performed with respect to each other. This occurred both before and after the Flip Up; and
•the purpose of this Flip Up of ownership is to simplify the organizational structure. This is evidenced by the fact that the ultimate owners of Lifezone remain the same before and after the Flip-Up.
Based on the four points above, predecessor accounting was deemed the appropriate method of accounting for the Business Combination.
3.1.2 Use of Going Concern Assumption
The use of going concern assumption requires management to make judgments at a particular point in time about the future outcome of events and conditions that are inherently uncertain. The underlying assumption in the preparation of financial statements is that Lifezone has neither the intention nor the need to liquidate the business. Management takes into account a whole range of factors related to expected probability and sources of financing and expected costs.
3.1.3 Exploration and evaluation assets
The application of Lifezone’s accounting policy for exploration and evaluation expenditure requires judgement, the use of estimates and assumptions to determine whether future economic benefits are likely from either future exploitation or sale. Under IFRS 6, entities recognizing exploration and evaluation assets are required to perform an impairment test on those assets when specific facts and circumstances outlined in the standard indicate an impairment test is required. The assets are tested if impairment indicators exist or whether the technical feasibility and commercial viability of extracting a mineral resource is demonstrable.
Lifezone capitalizes certain exploration and evaluation expenses in accordance with its accounting policy. There is no certainty that costs incurred during exploration and evaluation will result in discoveries of commercial quantities of minerals. Lifezone applies judgment to determine whether indicators of impairment exist for these capitalized costs.
At December 31, 2024, Lifezone concluded that no impairment indicators exist for any of its exploration and evaluation assets and that the capitalized costs are supported by external (market capitalization) and internal valuations.
3.1.4 Assessment of classification of earnouts
Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of Lifezone. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement. Lifezone determined both the Lifezone Holdings and the Sponsor shareholder earnout should be classified as equity after assessment under IFRS 2. Refer to Note 26 for detail.
3.1.5 Assessment of Warrants
Lifezone assumed the outstanding Warrants of the SPAC following the SPAC Transaction. Under the BCA, all existing warrants of the SPAC were replaced for Lifezone Warrants, which entitle holders of Warrants to Lifezone Ordinary Shares upon exercise.
Management applied IAS 32 to determine whether the assumed Warrants are financial liabilities or equity instruments. As the Warrants may only be exercised for a fixed number of shares for a fixed price, Lifezone concluded that the Warrants should be accounted for as an equity instrument.
3.1.5 Classification of deferred consideration
The payments of deferred consideration have been recognized as cash outflows from investing activities in the consolidated statement of cash flows as it represents amounts paid for the acquisition of mining data. Lifezone believes that this is the appropriate classification in accordance with the nature of the underlying transaction and payment terms which are not deemed to have any financing element embedded.
3.2 Significant accounting estimates
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Lifezone based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of Lifezone. Such changes are reflected in the assumptions when they occur.
3.2.1 Impairment of non-financial assets goodwill
Goodwill is tested at least annually for impairment as part of a CGU, and the recoverable amount is based on the value in use. The estimation of recoverable amount requires management to make significant assumptions, including projected cash flows, discount rates and growth rates. The assumptions used in the calculation of goodwill’s recoverable amount are presented in Note 14.
3.2.2 Share-based payments – Fair value of options and restricted stock units (RSUs)
Lifezone had equity-settled awards as an incentive to certain senior management, employees, and consultants. These equity-settled awards include restricted share units, share options and earnouts. The fair value of equity-settled awards granted that are assessed as non-vesting is recognized as an expense with a corresponding credit to the share-based payment reserve. The fair value is estimated at the date of grant using the Monte Carlo simulation model, taking into account the terms and conditions attached to the grant. Share-based payments issued without a service condition are expensed in full at the grant date. Key inputs used in making the estimate include volatility, risk free interest rate, a discount for lack of marketability and probability of vesting.
3.2.3 Share-based payments – Fair value of earnouts
Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of Lifezone. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement. Earnouts assessed to be share-based payments under IFRS 2 are measured at fair value at grant date. The fair value is an estimate made using the Monte Carlo simulation model. This valuation model requires management to make key inputs and assumptions, including equity volatility, risk-free rate, and probability of change of control. Refer to Note 26 for key inputs used in the valuation.
3.2.4 Fair value of Warrants
Warrants classified as equity are measured at fair value at recognition. The fair value of both the Public Warrants and Private Placement Warrants are valued using a Black-Scholes pricing model, taking into account the terms and conditions attached to the Warrants. Key inputs used in making the estimate are disclosed in Note 25.
3.2.5 Hybrid Financial Instruments: Convertible debentures with embedded derivatives
Lifezone has issued convertible debentures with embedded derivatives, classified as hybrid financial instruments, which are initially measured at fair value and adjusted for transaction costs.
The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at FVTPL.
On initial recognition, Lifezone uses the residual value method to allocate the principal amount of the convertible debentures between the two components: a host debt instrument and embedded derivatives. Under this method, the fair value of the embedded derivative is determined first, and any residual amount is assigned to the host debt instrument. Any subsequent changes in the fair value of the embedded derivative is recorded in the consolidated statement of comprehensive loss. The host debt instrument is measured using the effective interest method in all subsequent periods.
The effective interest method is a method for calculating the amortized cost of a financial liability, and for allocating the interest expenses throughout the relevant credit period. The effective interest rate is the rate which accurately discounts the forecasted future cash flows over the financial liability’s expected lifetime to its’ carrying value, or, when appropriate, over a shorter period.